Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Reporting fees			$ 6,052	$ 8,984
Total operating income			6,052	8,984
Operating expenses and loss:
Amortization (Note 3)	12,035	12,035	36,105	36,105
Asset management fees (Note 3)	41,590	41,590	124,770	124,770
Asset management expenses	4,014	1,133	6,282	6,118
Legal and accounting fees	98,159	13,146	122,756	18,172
Impairment loss (Note 2)			584,825	484,027
Write off of advances to Local Limited Partnerships (Note 5)			36,595
Other	9,871	682	18,543	1,836
Total operating expenses and loss	165,669	68,586	929,876	671,028
Loss from operations	(165,669)	(68,586)	(923,824)	(662,044)
Equity in losses of Local Limited Partnerships (Note 2)	(132,078)	(155,708)	(396,233)	(469,490)
Interest income	196	600	377	1,849
Net loss	(297,551)	(223,694)	(1,319,680)	(1,129,685)
Net loss allocated to:
General Partner	(298)	(224)	(1,320)	(1,130)
Limited Partners	$ (297,253)	$ (223,470)	$ (1,318,360)	$ (1,128,555)
Net loss per Partnerships Unit	$ (19)	$ (14)	$ (82)	$ (70)
Outstanding weighted Partnership Units	16,046	16,046	16,046	16,046